Disclosure of New Standards in the Period Prior to their Adoption (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2018 ILS (₪)
Disclosure Of New Standards In The Period Prior To Their Adoption [Abstract]
Asset and liability date of recognition	₪ 868